Document and Entity Information	Aug. 18, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 18, 2022
Current Fiscal Year End Date	--12-31
Entity Registrant Name	HEALTHIER CHOICES MANAGEMENT CORP.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36469
Entity Tax Identification Number	84-1070932
Entity Address, Address Line One	3800 NORTH 28TH WAY
Entity Address, City or Town	HOLLYWOOD
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33020
City Area Code	305
Local Phone Number	600-5004
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000844856
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	HCMC
Security Exchange Name	NONE